Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	SPECIAL DIVERSIFIED OPPORTUNITIES INC.
Entity Central Index Key	0000911649
Trading Symbol	sdoi
Entity Filer Category	Smaller Reporting Company
Document Type	S-4/A
Document Period End Date	Dec. 31, 2016
Amendment Flag	false